UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-03741)

Exact name of registrant as specified in charter:	Putnam New York Tax Exempt Income Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	November 30, 2016

Date of reporting period:	February 29, 2016

Item 1. Schedule of Investments:

Putnam New York Tax Exempt Income Fund

The fund's portfolio
2/29/16 (Unaudited)

Key to holding's abbreviations
AGC — Assured Guaranty Corp.
AGM — Assured Guaranty Municipal Corporation
AMBAC — AMBAC Indemnity Corporation
BAM — Build America Mutual
CIFG — CIFG Assurance North America, Inc.
COP — Certificates of Participation
FHL Banks Coll. — Federal Home Loan Banks System Collateralized
FHLMC Coll. — Federal Home Loan Mortgage Corporation Collateralized
FNMA Coll. — Federal National Mortgage Association Collateralized
G.O. Bonds — General Obligation Bonds
NATL — National Public Finance Guarantee Corp.
SGI — Syncora Guarantee, Inc.
U.S. Govt. Coll. — U.S. Government Collateralized
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities that carry coupons that reset and are payable upon demand either daily, weekly or monthly. The rate shown is the current interest rate at the close of the reporting period.
MUNICIPAL BONDS AND NOTES (98.2%)(a)
	Rating(RAT)	Principal amount	Value

Guam (1.0%)

Territory of GU, Rev. Bonds (Section 30), Ser. A, 5 5/8s, 12/1/29	BBB+	$3,850,000	$4,350,962

Territory of GU, Bus. Privilege Tax Rev. Bonds, Ser. A, 5s, 1/1/31	A	1,000,000	1,117,500

Territory of GU, Dept. of Ed. COP (John F. Kennedy High School), Ser. A, 6 7/8s, 12/1/40	B+	500,000	551,560

Territory of GU, Govt. Wtr. Wks. Auth. Wtr. & Waste Wtr. Syst. Rev. Bonds, 5 5/8s, 7/1/40	A-	2,100,000	2,325,750

Territory of GU, Pwr. Auth. Rev. Bonds, Ser. A
5 1/2s, 10/1/40	Baa2	1,300,000	1,441,167
5s, 10/1/34	Baa2	700,000	778,575

			10,565,514
Mississippi (0.7%)

MS State Bus. Fin. Commission Gulf Opportunity Zone VRDN (Chevron USA, Inc.)
Ser. E, 0.01s, 12/1/30	VMIG1	4,250,000	4,250,000
Ser. F, 0.01s, 12/1/30	VMIG1	3,500,000	3,500,000

			7,750,000
Nevada (0.4%)

Reno, Sales Tax VRDN (Reno Trans. Rail Access Corridor (ReTRAC)), 0.02s, 6/1/42	VMIG1	4,350,000	4,350,000

			4,350,000
New York (93.4%)

Albany, Cap. Resource Corp. Rev. Bonds
(St. Peter's Hosp.), U.S. Govt. Coll., 6 1/4s, 11/15/38 (Prerefunded 11/15/20)	AAA/P	4,110,000	5,111,032
(Albany College of Pharmacy), 5s, 12/1/33	BBB	325,000	365,602
(Albany College of Pharmacy), 5s, 12/1/32	BBB	495,000	558,444
(Albany College of Pharmacy), 5s, 12/1/30	BBB	250,000	284,280

Albany, Indl. Dev. Agcy. Civic Fac. Rev. Bonds
(St. Peters Hosp.), Ser. E, 5 1/2s, 11/15/27 (Prerefunded 11/15/17)	AAA/P	1,000,000	1,081,850
(St. Peters Hosp.), Ser. A, U.S. Govt. Coll., 5 1/4s, 11/15/32 (Prerefunded 11/15/17)	AAA/P	2,100,000	2,263,023
(St. Peter's Hosp.), Ser. A, U.S. Govt. Coll., 5 1/4s, 11/15/27 (Prerefunded 11/15/17)	AAA/P	3,000,000	3,232,890
(Albany Law School), Ser. A, 5s, 7/1/31	BBB	3,000,000	3,148,860

Battery Park, Rev. Bonds, Ser. A, 5s, 11/1/30	Aaa	5,235,000	6,416,121

Brooklyn Arena Local Dev. Corp. Rev. Bonds (Barclays Ctr.), 6 3/8s, 7/15/43	Baa3	2,000,000	2,320,720

Broome Cnty., Indl. Dev. Agcy. Continuing Care Retirement Rev. Bonds (Good Shepard Village), Ser. A, U.S. Govt. Coll., 6 7/8s, 7/1/40 (Prerefunded 7/1/18)	AAA/P	715,000	816,938

Buffalo & Erie Cnty., Indl. Land Dev. Corp. Rev. Bonds
(Catholic Hlth. Syst. Oblig. Group), 5 1/4s, 7/1/35	Baa1	1,000,000	1,151,090
(Orchard Park), 5s, 11/15/37	BBB-/F	4,470,000	4,785,359
(Orchard Park), 5s, 11/15/30	BBB-/F	500,000	550,405

Buffalo & Fort Erie, Pub. Bridge Auth. Rev. Bonds (Toll Bridge Syst.)
5s, 1/1/25	A+	400,000	491,568
5s, 1/1/24	A+	250,000	304,898

Build NY City Resource Corp. Rev. Bonds
(YMCA of Greater NY), 5s, 8/1/40	A-	2,050,000	2,289,461
5s, 7/1/40	A+	3,175,000	3,583,432
(Queens College), Ser. A, 5s, 6/1/38	Aa2	2,850,000	3,263,478
(Pratt Paper, LLC), 5s, 1/1/35	B+/P	1,750,000	1,921,290
(South Bronx Charter School for Intl. Cultures), Ser. A, 5s, 4/15/33	BB+	2,000,000	2,059,000
(Bronx Charter School for Excellence), 5s, 4/1/33	BBB-	500,000	539,815
(YMCA of Greater NY), 5s, 8/1/32	A-	1,740,000	1,956,665

Canton, Cap. Resource Corp., Student Hsg. Fac. Rev. Bonds (Grasse River - SUNY Canton), Ser. A, AGM, 5s, 5/1/40	AA	1,000,000	1,117,910

Chautauqua Cnty., Indl. Dev. Agcy. Rev. Bonds (Dunkirk Pwr.), 5 7/8s, 4/1/42	Baa3	4,000,000	4,200,920

Dutchess Cnty., Local Dev. Corp. Rev. Bonds (Anderson Ctr. Svcs., Inc.), 6s, 10/1/30	BB+	3,665,000	3,848,250

Erie Cnty., Indl. Dev. Agcy. School Fac. Rev. Bonds (City School Dist. Buffalo), Ser. A, AGM, U.S. Govt. Coll.
5 3/4s, 5/1/28 (Prerefunded 5/1/18)	Aa2	5,000,000	5,549,750
5 3/4s, 5/1/25 (Prerefunded 5/1/18)	Aa2	7,500,000	8,324,625

Essex Cnty., Indl. Dev. Agcy. Rev. Bonds (Intl. Paper Co.), Ser. A, 6.15s, 4/1/21	Baa2	1,065,000	1,068,951

Geneva, Dev. Corp. Rev. Bonds (Hobart & William Smith Colleges)
5 1/4s, 9/1/44	A	2,000,000	2,298,580
5s, 9/1/32	A	2,000,000	2,307,080

Hempstead Town, Local Dev. Corp. Rev. Bonds
(Molloy College), 5 3/4s, 7/1/39	BBB	2,500,000	2,756,125
(Adelphi U.), Ser. B, 5 1/4s, 2/1/39	A-	1,500,000	1,649,700
(Molloy College), 5s, 7/1/44	BBB	2,300,000	2,526,343
(Adelphi U.), Ser. B, 5s, 2/1/34	A-	3,000,000	3,284,460
(Hofstra U.), 5s, 7/1/28	A	650,000	754,488

Hudson Yards, Infrastructure Corp. Rev. Bonds, Ser. A
5 3/4s, 2/15/47	A2	3,100,000	3,566,302
AMBAC, 5s, 2/15/47	A2	2,500,000	2,585,100

Liberty, Dev. Corp. Rev. Bonds (Goldman Sachs Headquarters), 5 1/2s, 10/1/37	A3	4,010,000	5,076,259

Long Island, Pwr. Auth. Rev. Bonds, Ser. B, 5s, 9/1/25	A-	1,000,000	1,171,230

Long Island, Pwr. Auth. NY Elec. Syst. Rev. Bonds
Ser. A, FHL Banks Coll., FNMA Coll., U.S. Govt. Coll., 6s, 5/1/33 (Prerefunded 5/1/19)	A-	3,500,000	4,060,980
Ser. C, CIFG, 5 1/4s, 9/1/29	A-	3,835,000	4,799,618
Ser. B, 5s, 9/1/45	A-	2,000,000	2,268,220
Ser. A, 5s, 9/1/44	A-	3,500,000	3,948,700
Ser. A, 5s, 9/1/39	A-	8,800,000	9,998,032
AGM, zero %, 6/1/28	AA	2,510,000	1,760,037

Metro. Trans. Auth. Rev. Bonds
Ser. C, 5s, 11/15/41	AA-	6,000,000	6,828,540
Ser. D, 5s, 11/15/38	AA-	4,070,000	4,680,093
Ser. A, 5s, 11/15/37	AA-	15,000,000	15,961,350
Ser. D, 5s, 11/15/29	AA-	6,000,000	7,127,400
Ser. D-1, 5s, 11/1/28	AA-	2,500,000	2,991,325
Ser. A, NATL, 5s, 11/15/26	AA-	5,000,000	5,355,600
Ser. A, 5s, 11/15/22 (Prerefunded 11/15/16)	AA-	5,000,000	5,163,800

Metro. Trans. Auth. Dedicated Tax Rev. Bonds
Ser. A, 5 1/2s, 11/15/39	AA	9,000,000	10,065,780
Ser. B, NATL, 5s, 11/15/25	AA	2,600,000	2,682,186

Metro. Trans. Auth. Svc. Contract Rev. Bonds (Trans. Fac.), Ser. O, 5 1/2s, 7/1/17 (Escrowed to maturity)	AA+	15,000,000	15,862,500

Monroe Cnty., Indl. Dev. Corp. Rev. Bonds
(Rochester Gen. Hosp.), Ser. A, 5s, 12/1/37	A-	2,000,000	2,200,180
(U. of Rochester), Ser. A, 5s, 7/1/33	Aa3	1,000,000	1,189,410
(U. of Rochester), Ser. B, 5s, 7/1/33	Aa3	2,795,000	3,254,023
(Rochester Gen. Hosp.), Ser. A, 5s, 12/1/32	A-	1,250,000	1,402,375
(U. of Rochester), Ser. B, 5s, 7/1/32	Aa3	3,040,000	3,554,763
(St. John Fisher College), Ser. A, 5s, 6/1/29	BBB+	800,000	917,320

Nassau Cnty., G.O. Bonds, Ser. A, AGM, 5s, 4/1/30	AA	8,680,000	10,216,534

Nassau Cnty., Local Econ. Assistance Corp. Rev. Bonds
(South Nassau Cmntys. Hosp.), 5s, 7/1/37	A3	2,050,000	2,234,029
(Winthrop U. Hosp. Assn.), 5s, 7/1/37	Baa2	1,000,000	1,095,130
(Catholic Hlth. Svcs. Of Long Island Oblig. Group), 5s, 7/1/33	Baa1	1,355,000	1,512,072
(Catholic Hlth. Svcs. Of Long Island Oblig. Group), 5s, 7/1/32	Baa1	1,500,000	1,677,345
(South Nassau Cmntys. Hosp.), 5s, 7/1/27	A3	1,255,000	1,435,946

Nassau Cnty., Swr. & Storm Wtr. Fin. Auth. Rev. Bonds, Ser. A, 5s, 10/1/23	AAA	2,000,000	2,504,500

Nassau Cnty., Tobacco Settlement Corp. Rev. Bonds, Ser. A-2, 5 1/4s, 6/1/26	B-	5,640,000	5,651,731

New Rochelle, Corp. Local Dev. Rev. Bonds (Iona College), Ser. A, 5s, 7/1/40	Baa2	350,000	388,514

New York, G.O. Bonds
Ser. 1-I, 5s, 3/1/36	Aa2	5,000,000	5,806,350
Ser. F-1, 5s, 6/1/24	Aa2	10,000,000	12,424,000
Ser. C, AGM, U.S. Govt. Coll., 5s, 1/1/23 (Prerefunded 1/1/17)	Aa2	10,000,000	10,367,800

Niagara Area Dev. Corp. Rev. Bonds (Niagara U.), Ser. A
5s, 5/1/42	BBB+	1,000,000	1,085,900
5s, 5/1/35	BBB+	1,670,000	1,850,594
5s, 5/1/30	BBB+	2,230,000	2,504,446

Niagara Falls, Rev. Bonds, Ser. A, BAM, 4s, 10/1/44	AA	500,000	519,505

Niagara, Area Dev. Corp. Solid Waste Disp. Fac. Rev. Bonds (Covanta Holding Corp.), Ser. A, 5 1/4s, 11/1/42	Ba2	2,450,000	2,459,482

Niagara, Frontier Trans. Auth. Rev. Bonds
(Buffalo Niagara Intl. Arpt.), Ser. A, 5s, 4/1/28	Baa1	2,560,000	2,909,082
(Buffalo Niagara Intl. Arpt.), Ser. A, 5s, 4/1/27	Baa1	875,000	994,980
5s, 4/1/24	Baa1	2,000,000	2,283,460

NY City, G.O. Bonds
Ser. F-1, 5s, 3/1/37	Aa2	2,000,000	2,349,860
Ser. A-1, 5s, 8/1/32	Aa2	5,000,000	5,843,850
Ser. F, 5s, 8/1/25	Aa2	5,000,000	5,995,700

NY City, City Transitional Fin. Auth. Rev. Bonds (Bldg. Aid Fiscal 2008), Ser. S-1
5s, 1/15/29	Aa2	5,000,000	5,376,650
5s, 1/15/25	Aa2	3,000,000	3,235,890

NY City, City Transitional Fin. Auth. VRDN (NYC Recovery), Ser. 3, 0.01s, 11/1/22	VMIG1	10,785,000	10,785,000

NY City, Cultural Resource Rev. Bonds
(Wildlife Conservation Society), 5s, 8/1/33	Aa3	2,500,000	2,950,000
(Museum of Modern Art), Ser. 1A, 5s, 4/1/31	Aa2	3,500,000	3,855,355

NY City, Hsg. Dev. Corp. Rev. Bonds
(Multi-Fam. Hsg.), Ser. A-1-A, 5.45s, 11/1/46	AA+	2,670,000	2,732,558
(Multi-Fam. Hsg.), Ser. H-2-A, 5.35s, 5/1/41	AA+	1,200,000	1,227,288
(Multi-Fam. Hsg.), Ser. H-2-A, 5.2s, 11/1/35	AA+	1,675,000	1,709,991
Ser. H-2-A, 4.4s, 5/1/31	AA+	4,000,000	4,179,040

NY City, Indl. Dev. Agcy. Rev. Bonds
(Yankee Stadium - Pilot), AGC, 7s, 3/1/49	AA	1,000,000	1,163,660
(Queens Baseball Stadium - Pilot), AMBAC, 5s, 1/1/24	Ba1	3,500,000	3,620,120

NY City, Indl. Dev. Agcy. Arpt. Facs. Rev. Bonds (Sr. Trips), Ser. A, 5s, 7/1/28	BBB	1,500,000	1,660,740

NY City, Muni. Wtr. & Swr. Syst. Fin. Auth. Rev. Bonds
Ser. EE, 5 1/4s, 6/15/40	Aa1	10,000,000	11,279,200
(Second Generation Resolution), Ser. GG-1, 5 1/4s, 6/15/32	Aa1	6,000,000	6,823,620
5s, 6/15/46	Aa1	2,500,000	2,879,575
(Second Gen. Resolution), 5s, 6/15/46	Aa1	5,350,000	6,192,358
Ser. GG, 5s, 6/15/43	Aa1	4,760,000	5,469,859
(2nd Gen. Resolution), Ser. HH, 5s, 6/15/39	Aa1	9,000,000	10,520,190
Ser. AA, 5s, 6/15/34	Aa1	5,000,000	5,816,500
(Wtr. & Swr. Syst.), Ser. A, 4 3/4s, 6/15/30	AAA	5,815,000	6,090,747

NY City, Transitional Fin. Auth. Rev. Bonds
Ser. E-1, 5s, 2/1/41	AAA	8,000,000	9,263,120
Ser. F-1, 5s, 5/1/39	AAA	7,500,000	8,628,975
Ser. E-1, 5s, 2/1/39	AAA	5,000,000	5,875,150
Ser. A-1, 5s, 11/1/38	AAA	2,500,000	2,904,850
(Future Tax), Ser. D-1, 5s, 11/1/32	AAA	5,000,000	5,901,650
Ser. B-1, 5s, 11/1/30	AAA	3,000,000	3,599,490

NY City, Transitional Fin. Auth. Bldg. Aid Rev. Bonds
Ser. S-1, 5s, 7/15/40	Aa2	4,550,000	5,249,881
Ser. S-1, 5s, 7/15/37	Aa2	7,500,000	8,678,325
Ser. S-1, NATL, 5s, 7/15/31	Aa2	10,500,000	10,872,540
Ser. S-5, 5s, 1/15/30	Aa2	3,375,000	3,753,506

NY City, Trust for Cultural Resources Rev. Bonds
(Wildlife Conservation Society), Ser. A, 5s, 8/1/42	Aa3	1,915,000	2,177,298
(Wildlife Conservation Society), Ser. A, 5s, 8/1/38	Aa3	1,250,000	1,435,575
(Whitney Museum of American Art), 5s, 7/1/31	A	2,000,000	2,308,640

NY Cntys., Tobacco Trust II Rev. Bonds (Tobacco Settlement), 5 3/4s, 6/1/43	Baa2	5,000,000	5,073,150

NY Cntys., Tobacco Trust III Rev. Bonds (Tobacco Settlement), 6s, 6/1/43	A3	1,300,000	1,302,288

NY Cntys., Tobacco Trust IV Rev. Bonds, Ser. A, 5s, 6/1/38	BB	7,250,000	6,948,908

NY Liberty Dev. Corp. Rev. Bonds (Bank of America Tower), Ser. CL1, 5 5/8s, 1/15/46	AA+	2,000,000	2,300,620

NY State Convention Ctr. Dev. Corp. Rev. Bonds (Hotel Unit Fee), 5s, 11/15/45	Aa3	3,000,000	3,444,420

NY State Dorm Auth. Personal Income Tax Rev. Bonds (Group C), Ser. B, 5s, 2/15/41	AAA	5,000,000	5,788,250

NY State Dorm. Auth. Rev. Bonds
(NYU Hosp. Ctr.), Ser. A, 6s, 7/1/40	A3	1,500,000	1,735,635
(State U. Edl. Fac.), Ser. A, AGM, 5 7/8s, 5/15/17	Aa2	8,950,000	9,273,901
(Brooklyn Law School), 5 3/4s, 7/1/33	Baa1	1,000,000	1,101,440
(City U.), Ser. A, 5 3/4s, 7/1/18	Aa2	6,330,000	6,715,560
(Skidmore College), Ser. A, 5 1/2s, 7/1/41	A1	3,000,000	3,523,080
(NYU), Ser. 1, AMBAC, 5 1/2s, 7/1/40	Aa3	8,500,000	11,578,445
(North Shore Long Island Jewish Group), Ser. A, U.S. Govt. Coll., 5 1/2s, 5/1/37 (Prerefunded 5/1/19)	A3	11,500,000	13,183,715
(Fordham U.), Ser. A, 5 1/2s, 7/1/36	A2	1,800,000	2,152,026
(North Shore Long Island Jewish Group), Ser. E, 5 1/2s, 5/1/33	A3	2,000,000	2,229,620
(NYU), Ser. 1, AMBAC, 5 1/2s, 7/1/31	Aa3	3,500,000	4,558,295
(St. Joseph College), 5 1/4s, 7/1/35	Ba1	2,000,000	2,136,840
(Manhattan Marymount), 5 1/4s, 7/1/29	Baa2	2,000,000	2,206,160
(Rochester Inst. of Tech.), Ser. A, AMBAC, 5 1/4s, 7/1/19	A1	4,300,000	4,901,183
(Highland Hosp. Rochester), 5.2s, 7/1/32	A2	1,000,000	1,120,970
(Mount Sinai School of Medicine), FNMA Coll., FHL Banks Coll., 5 1/8s, 7/1/39 (Prerefunded 7/1/19)	A3	15,000,000	17,035,800
(Siena College), 5 1/8s, 7/1/39	Baa1	3,000,000	3,252,840
(School Dist. Fin. Program), Ser. C, AGC, 5 1/8s, 10/1/36	AA	3,380,000	3,806,488
Ser. A, 5s, 3/15/44	AAA	5,500,000	6,347,935
(St. Francis College), 5s, 10/1/40	A-	3,000,000	3,284,370
(L I Jewish), Ser. A, U.S. Govt. Coll., 5s, 11/1/34 (Prerefunded 11/1/16)	A3	1,800,000	1,854,486
(St. Francis College), 5s, 10/1/32	A-	2,360,000	2,697,102
(School Dist. Fin. Program), Ser. C, AGC, 5s, 10/1/31	AA	2,000,000	2,255,600
(NY U. Hosp. Ctr.), Ser. A, 5s, 7/1/20	A3	4,000,000	4,063,120

NY State Dorm. Auth. Non-State Supported Debt Rev. Bonds
(Orange Regl. Med. Ctr.), 6 1/4s, 12/1/37	Ba1	7,500,000	8,161,950
(NYU Hosp. Ctr.), Ser. B, 5 1/4s, 7/1/24 (Prerefunded 7/1/17)	A3	2,855,000	2,999,977
(Teachers College), 5s, 7/1/42	A1	3,000,000	3,408,120
(Memorial Sloan-Kettering Cancer Ctr.), 5s, 7/1/36	Aa3	1,125,000	1,285,133
(Memorial Sloan-Kettering Ctr.), Ser. A1, 5s, 7/1/36	Aa3	5,690,000	6,166,993
(Teachers College), 5s, 7/1/34	A1	2,750,000	3,155,185
(Teachers College), Ser. A, 5s, 7/1/31	A1	1,750,000	2,040,168
(The New School), 5s, 7/1/31	A3	5,000,000	5,770,750
(Brooklyn Law School), Ser. A, 5s, 7/1/29	Baa1	1,000,000	1,131,060
(NYU), Ser. B, FHLMC Coll., FNMA Coll., FHL Banks Coll., 5s, 7/1/29 (Prerefunded 7/1/18)	Aa3	5,000,000	5,496,750
(Brooklyn Law School), Ser. A, 5s, 7/1/27	Baa1	1,000,000	1,135,420
(U. of Rochester), Ser. A-1, U.S. Govt. Coll., FHL Banks Coll., 5s, 7/1/27 (Prerefunded 1/1/17)	Aa3	1,900,000	1,971,174
(Brooklyn Law School), Ser. A, 5s, 7/1/26	Baa1	1,000,000	1,137,290
(NYU Hosp. Ctr.), Ser. A, 5s, 7/1/26 (Prerefunded 7/1/17)	A3	1,000,000	1,058,780
(Teachers College), Ser. A, 5s, 7/1/26	A1	1,000,000	1,189,890
(NYU Hosp. Ctr.), Ser. A, 5s, 7/1/22 (Prerefunded 7/1/17)	A3	1,000,000	1,058,780

NY State Dorm. Auth. Non-Supported Debt Rev. Bonds
(Culinary Inst. of America), 5 1/2s, 7/1/33	Baa2	735,000	857,142
(North Shore Long Island Jewish Oblig. Group), Ser. A, 5s, 5/1/43	A3	2,500,000	2,818,775
(Rochester Inst. of Tech.), 5s, 7/1/38	A1	2,000,000	2,279,580
(St. John's U.), Ser. A, 5s, 7/1/37	A3	1,400,000	1,609,090
(North Shore Long Island Jewish Oblig. Group), Ser. A, 5s, 5/1/37	A3	3,000,000	3,433,410
(NYU), Ser. A, 5s, 7/1/35	Aa3	2,000,000	2,375,180
(Culinary Inst. of America), 5s, 7/1/34	Baa2	350,000	387,930
(Pratt Institute), Ser. A, 5s, 7/1/34	A3	1,000,000	1,142,410
(North Shore Long Island Jewish Oblig. Group), Ser. A, 5s, 5/1/33	A3	5,000,000	5,808,650
(NYU Hosp. Ctr.), 5s, 7/1/31	A3	1,320,000	1,549,324
(NYU Hosp. Ctr.), 5s, 7/1/30	A3	1,000,000	1,181,100

NY State Dorm. Auth. Personal Income Tax Rev. Bonds
(Ed.), Ser. B, 5 3/4s, 3/15/36	AAA	5,000,000	5,712,700
Ser. C, 5s, 3/15/41	AAA	10,000,000	11,409,000
Ser. A, 5s, 3/15/28	AAA	10,000,000	11,211,300
Ser. A, 5s, 3/15/28	AAA	3,325,000	3,601,175

NY State Dorm. Auth. State Supported Debt Rev. Bonds (City U.), Ser. B, 5s, 7/1/26	AA	5,000,000	5,488,200

NY State Dorm. Auth. Supported Debt Rev. Bonds (State U. of NY), Ser. A
5s, 7/1/42	Aa2	2,000,000	2,306,060
5s, 7/1/41	Aa2	5,250,000	6,076,875

NY State Energy Research & Dev. Auth. Gas Fac. Rev. Bonds (Brooklyn Union Gas), 6.952s, 7/1/26	A2	12,400,000	12,440,176

NY State Env. Fac. Corp. Rev. Bonds
(Clean Wtr. and Drinking), Ser. A, 5s, 6/15/34	Aaa	10,000,000	11,223,100
(State Clean Wtr. & Drinking Revolving Fund), Ser. A, 5s, 6/15/29	Aaa	2,500,000	2,732,900
(United Wtr. New Rochelle), Ser. A, 4 7/8s, 9/1/40	A-	5,000,000	5,382,700

NY State Env. Fac. Corp. Solid Waste Disp. 144A Mandatory Put Bonds (12/2/19) (Casella Waste Syst., Inc.), 3 3/4s, 12/1/44	BB-	2,000,000	2,004,660

NY State Hsg. Fin. Agcy. Rev. Bonds (Affordable Hsg.)
Ser. A, 5s, 11/1/42	Aa2	4,660,000	4,904,277
Ser. B, 4.85s, 11/1/41	Aa2	2,600,000	2,702,466

NY State Liberty Dev. Corp. Rev. Bonds
(7 World Trade Ctr.), Class 3, 5s, 3/15/44	A2	1,000,000	1,091,730
(7 World Trade Ctr.), Ser. 2, 5s, 9/15/43	A1	4,000,000	4,410,600
(1 WTC Port Auth. Construction), 5s, 12/15/41	Aa3	7,500,000	8,443,275
(7 World Trade Center II, LLC), 5s, 9/15/40	Aaa	4,815,000	5,566,910
(4 World Trade Ctr.), 5s, 11/15/31	A+	2,500,000	2,907,925

NY State Liberty Dev. Corp. 144A Rev. Bonds (World Trade Ctr.), Class 1, 5s, 11/15/44	BB-/P	2,500,000	2,661,225

NY State Mtge. Agcy. Rev. Bonds, Ser. 189, 3.85s, 10/1/34	Aa1	2,695,000	2,733,916

NY State Pwr. Auth. Rev. Bonds, Ser. A, 5s, 11/15/38	Aa1	2,000,000	2,351,100

NY State Thruway Auth. Rev. Bonds
(Second Generation Hwy. & Bridge Trust Fund), Ser. B, FHLMC Coll., U.S. Govt. Coll., 5s, 4/1/28	AA	3,000,000	3,315,120
Ser. H, NATL, 5s, 1/1/28	AA-	1,235,000	1,324,933
(Second Generation Hwy. & Bridge Trust Fund), Ser. B, FHLMC Coll., U.S. Govt. Coll., 5s, 4/1/27	AA	4,000,000	4,425,600
5s, 1/1/24	A2	1,250,000	1,530,575

NY State Trans. Special Fac. Dev. Corp. Rev. Bonds (Terminal One Group Assn.), 5s, 1/1/23	Baa1	1,500,000	1,787,925

NY State Urban Dev. Corp. Rev. Bonds
Ser. D, 5 5/8s, 1/1/28	AA	9,500,000	10,770,435
(Clarkson Ctr.), 5 1/2s, 1/1/20	Aa2	1,385,000	1,525,647
Ser. B-1, 5s, 3/15/36	AAA	9,000,000	9,990,090
(State Personal Income Tax), Ser. A-1, 5s, 3/15/30	AAA	2,000,000	2,386,040
Ser. A-1, 5s, 12/15/28	AAA	5,000,000	5,573,900
Ser. B, 5s, 1/1/27	AA	7,000,000	7,673,190

Oneida Cnty., Indl. Dev. Agcy. Rev. Bonds (St. Elizabeth Med.), Ser. A, 5 7/8s, 12/1/29	BB-/P	1,000,000	1,000,970

Onodaga Cnty., Trust For Cultural Resources Rev. Bonds (Syracuse U.)
5s, 12/1/36	Aa3	2,000,000	2,333,480
5s, 12/1/31	Aa3	2,000,000	2,371,640

Onondaga Cnty., Resource Recvy. Agcy. Rev. Bonds, Ser. A, AGM, 5s, 5/1/29	AA	3,120,000	3,581,448

Onondaga, Civic Dev. Corp. Rev. Bonds
(Le Moyne College), 5 3/8s, 7/1/40	Baa2	3,900,000	4,336,761
(Jewish Home of Central NY Oblig. Group), 5 1/4s, 3/1/31	B/P	2,035,000	1,974,540
(St. Joseph's Hosp. Hlth. Ctr.), U.S. Govt. Coll., 5 1/8s, 7/1/31 (Prerefunded 7/1/19)	BB	2,315,000	2,641,484
(St. Joseph's Hosp. Hlth. Ctr.), U.S. Govt. Coll., 5s, 7/1/42 (Prerefunded 7/1/22)	BB	1,000,000	1,223,360
(Le Moyne College), 5s, 7/1/32	Baa2	1,635,000	1,835,140

Port Auth. ofNY & NJ Special Oblig. Rev. Bonds (JFK Intl. Air Term.), 6s, 12/1/42	Baa1	3,500,000	4,082,190

Port Auth. of NY & NJ Rev. Bonds
(Kennedy Intl. Arpt. - 5th Installment), 6 3/4s, 10/1/19	BBB-/P	1,800,000	1,800,396
5 3/8s, 3/1/28	Aa3	1,000,000	1,263,150
Ser. 186, 5s, 10/15/44	Aa3	8,000,000	8,980,560
Ser. 194, 5s, 10/15/41	Aa3	5,450,000	6,349,577
Ser. 185th, 5s, 9/1/30	Aa3	2,000,000	2,340,480
NATL, 4 3/4s, 10/15/28	Aa3	7,000,000	7,283,500

Rensselaer, City School Dist. COP, SGI
5s, 6/1/21	A-/P	2,010,000	2,027,346
5s, 6/1/20	A-/P	1,150,000	1,159,718
5s, 6/1/19	A-/P	1,345,000	1,356,271
5s, 6/1/18	A-/P	1,180,000	1,189,062

Rockland Cnty., G.O. Bonds, Ser. A, AGM, 5s, 3/1/24	AA	1,600,000	1,920,288

Saratoga Cnty., Indl. Dev. Agcy. Civic Fac. Rev. Bonds (Saratoga Hosp.), Ser. B
5 1/4s, 12/1/32	A-	1,500,000	1,599,945
5 1/8s, 12/1/27	A-	1,000,000	1,070,780

Schenectady Cnty., Cap. Resource Corp. Rev. Bonds (Union College), 5s, 7/1/32	A1	3,430,000	3,965,800

Seneca Cnty., Indl. Dev. Agcy. Civic Fac. Rev. Bonds (NY Chiropractic College), 5s, 10/1/27	BBB+	1,995,000	2,101,852

Southold, Local Dev. Corp. Rev. Bonds (Peconic Landing at Southold, Inc.), 5s, 12/1/45	BBB-/F	2,250,000	2,373,705

St. Lawrence Cnty., Indl. Agcy. Rev. Bonds (Clarkson U.), Ser. A, 5 1/4s, 9/1/33	A3	1,050,000	1,223,796

St. Lawrence Cnty., Indl. Dev. Agcy. Rev. Bonds (Clarkson U.), Ser. A, 5s, 9/1/41	A3	1,750,000	1,927,608

Suffolk Cnty., Econ. Dev. Corp. Rev. Bonds (Peconic Landing Southold), 6s, 12/1/40	BBB-/F	1,225,000	1,353,221

Suffolk Cnty., Indl. Dev. Agcy. Rev. Bonds (Nissequogue Cogen. Partners Fac.), 5 1/2s, 1/1/23	BBB-/P	1,555,000	1,556,011

Suffolk Cnty., Indl. Dev. Agcy. Cont. Care Retirement Rev. Bonds (Jefferson's Ferry), 4 5/8s, 11/1/16	BBB-	1,000,000	1,020,130

Syracuse, Indl. Dev. Agcy. Civic Fac. VRDN
(Syracuse U.), Ser. A-2, 0.01s, 12/1/37	VMIG1	7,535,000	7,535,000
(Syracuse U. ), Ser. A-1, 0.01s, 7/1/37	VMIG1	4,615,000	4,615,000

Tobacco Settlement Rev. Bonds, Ser. 1, 5s, 6/1/34	B	3,500,000	3,311,315

Tompkins Cnty., Dev. Corp. Rev. Bonds
(Ithaca College), AGM, 5 3/8s, 7/1/41	A2	1,000,000	1,167,090
(Kendal at Ithaca, Inc.), 5s, 7/1/44	BBB	2,800,000	3,004,708

Triborough, Bridge & Tunnel Auth. Rev. Bonds
Ser. A, 5s, 11/15/44	Aa3	2,340,000	2,681,523
Ser. A, 5s, 11/15/41	Aa3	3,750,000	4,411,875
Ser. A, 5s, 11/15/39	Aa3	3,500,000	4,041,100
Ser. C, 5s, 11/15/29	Aa3	2,500,000	2,772,775
(Gen. Cabs), Ser. B, zero %, 11/15/32	Aa3	3,900,000	2,302,716
Ser. A, zero %, 11/15/30	A1	7,000,000	4,472,930

Westchester Cnty., Hlth. Care Corp. Rev. Bonds, Ser. C-2, 6 1/8s, 11/1/37	Baa1	3,385,000	3,949,178

Westchester Cnty., Indl Dev. Agcy. Civic Fac. Rev. Bonds (Pace U.), Ser. A, 5 1/2s, 5/1/42	BB+	2,750,000	3,137,393

Westchester, Tobacco Asset Securitization Corp. Rev. Bonds, 5 1/8s, 6/1/38	BBB	5,060,000	5,061,113

Western Nassau Cnty., Wtr. Auth. Rev. Bonds, Ser. A, 5s, 4/1/40	A1	2,150,000	2,443,669

Yonkers, G.O. Bonds, Ser. E, AGM, 5s, 9/1/23	AA	3,135,000	3,823,101

Yonkers, Indl. Dev. Agcy. Civic Fac. Rev. Bonds
(St. John's Riverside Hosp.), Ser. A, 7 1/8s, 7/1/31	BB-	2,000,000	2,001,400
(Sarah Lawrence College), Ser. A, 6s, 6/1/41	BBB	2,500,000	2,819,275

			985,926,030
Puerto Rico (1.2%)

Children's Trust Fund Tobacco Settlement (The) Rev. Bonds
5 5/8s, 5/15/43	Ba2	1,750,000	1,757,210
5 1/2s, 5/15/39	BBB-	3,750,000	3,778,988

Cmnwlth. of PR, Hwy. & Trans. Auth. Rev. Bonds, Ser. AA
NATL, 5 1/2s, 7/1/20	AA-	365,000	382,841
NATL, U.S. Govt. Coll., 5 1/2s, 7/1/20 (Escrowed to maturity)	Ca	635,000	756,018
NATL, 5 1/2s, 7/1/19	AA-	540,000	561,724
NATL, U.S. Govt. Coll., 5 1/2s, 7/1/19 (Escrowed to maturity)	Ca	2,460,000	2,832,764

Cmnwlth. of PR, Sales Tax Fin. Corp. Rev. Bonds, Ser. A
AMBAC, zero %, 8/1/47	Caa3	15,000,000	1,841,550
NATL, zero %, 8/1/43	AA-	5,000,000	898,750

			12,809,845
Texas (0.6%)

Harris Cnty., Cultural Ed. Fac. Fin. Corp. VRDN (The Methodist Hosp.), Ser. C-1, 0.01s, 12/1/24	A-1+	6,830,000	6,830,000

			6,830,000
Virgin Islands (0.9%)

VI Pub. Fin. Auth. Rev. Bonds
Ser. A, 6s, 10/1/39	Baa3	3,000,000	3,317,040
Ser. A-1, 5s, 10/1/39	Baa2	3,325,000	3,592,330
Ser. A, 5s, 10/1/25	Baa2	2,000,000	2,222,611

			9,131,981

Total municipal bonds and notes (cost $962,860,793)			$1,037,363,370

UNITIZED TRUST (0.1%)(a)
		Shares	Value

CMS Liquidating Trust 144A(F)		600	$1,487,628

Total Unitized trust (cost $1,816,443)			$1,487,628

TOTAL INVESTMENTS

Total investments (cost $964,677,236)(b)			$1,038,850,998

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from December 1, 2015 through February 29, 2016 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $1,055,987,613.
(b)	The aggregate identified cost on a tax basis is $965,284,435, resulting in gross unrealized appreciation and depreciation of $75,276,164 and $1,709,601, respectively, or net unrealized appreciation of $73,566,563.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	On Mandatory Put Bonds, the rates shown are the current interest rates at the close of the reporting period and the dates shown represent the next mandatory put dates.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Tax bonds	14.6%
	Education	14.4
	Utilities	12.7
	Transportation	11.1
	Prerefunded	10.8

	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Certain investments, including certain restricted and illiquid securities and derivatives are also valued at fair value following procedures approved by the Trustees. To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$1,037,363,370	$—
Unitized trust	—	—	1,487,628

Totals by level	$—	$1,037,363,370	$1,487,628

During the reporting period, transfers within the fair value hierarchy, if any, did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam New York Tax Exempt Income Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: April 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: April 28, 2016

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: April 28, 2016